GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

7.   GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB
Balance at beginning of year	1,021,454	1,036,124
Acquisition of Lagou	14,670	—
Balance at end of year	1,036,124	1,036,124